RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 10 – RELATED PARTY TRANSACTIONS

(a)	Names and Relationship of Related Parties:

Existing Relationship with the Company
Dr. Tang	Chairman and controlling shareholder of the Company

Shanghai Zhengfangxing Steel Co., Ltd. (“SZS”)	Under common control of Dr. Tang

Shanghai Ossen Investment Co., Ltd. (“SOI”)	Under common control of Dr. Tang

Shanghai Ossen Investment Holdings (Group) Co., Ltd. (“Ossen Shanghai)	Dr. Tang is the President

Shanghai Zhaoyang New Metal Material Co., Ltd. (“Zhaoyang”)	Zhaoyang owns a 30% interest in Ossen Shanghai

Shanghai Pujiang Cable Co., Ltd. (“Shanghai Pujiang”)	Subsidiary of Ossen Shanghai since September 2010

Zhejiang Pujiang Cable Co., Ltd. (“Zhejiang Pujiang”)	Subsidiary of Shanghai Pujiang since December 2010

(b)	Summary of Balances with Related Party:
	December 31,
	2011	2010
Notes receivable from related party:
SZS, due April 20, 2011, subsequently settled on due date	$-	$1,512,448
SZS, due February 15, 2011, subsequently settled on due date	-	1,512,447
	$-	$3,024,895

The interest-free, unsecured notes were provided to a related party to assist with their working capital need.

	December 31,
	2011	2010
Accounts receivable from related party:
Shanghai Pujiang	$10,369	$707,487
Zhejiang Pujiang	10,430	-
	$20,799	$707,487

Shanghai Pujiang and Zhejiang Pujiang are customers of the Company. The balance of account receivable from related party arises from the sales of our products to Shanghai Pujiang and Zhejiang Pujiang. The balance of accounts receivable from related party was all collected subsequently.

(c)	Summary of Related Party Transactions:

		December 31,
		2011	2010	2009

	SZS provided guarantee for the bank loans borrowed by the Company	$26,105,707	$26,316,581	$8,775,521

	SZS provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$4,718,094	$-	$-

	SZS provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$1,572,698	$-	$-

SZS	SZS provided guarantee for the notes payable issued by the bank	$3,145,396	$-	$-

	SZS provided guarantee together with Zhaoyang for the notes payable issued by the bank	$9,672,092	$-	$-

	The Company provided guarantee for the short-term bank loans borrowed by SZS	$2,395,047	$-	$-

	SZS sold raw materials to the Company	$-	$5,199,891	$11,487,206

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$12,376,238	$11,645,845	$5,411,572

SOI	SOI provided guarantee together with SZS for the short-term bank loans borrowed by the Company	$4,717,352	$-	$-

	SOI provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$1,572,698	$-	$-

	Zhaoyang provided guarantee for the notes payable issued by the bank	$7,784,855	$-	$-

Zhaoyang	Zhaoyang provided guarantee together with SZS for the notes payable issued by the bank	$9,672,092	$-	$-

	Zhaoyang purchased products from the Company	$7,775,696	$14,701,440	$54,353,402

Shanghai Pujiang	Shanghai Pujiang purchased products from the Company	$12,931,551	$2,292,532	$2,097,377

	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$13,367,933	$-	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$102,622	$-	$-

The Company evaluated each of the related parties noting ZFX and Shanghai Pujiang were considered a variable interest entity (“VIE”). The Company and ZFX cross-guarantee short term bank debt. The Company guarantees $2,359,047 of short term debt ZFX has and ZFX guarantees $45,213,987of the Company’s debt in 2011. Shanghai Pujiang purchased $12,931,551 materials from the Company for the year ended December 31, 2011 and the Company also guarantees $13,367,933 of short term debt of Shanghai Pujiang.

In accordance with ASC 810-10, “Consolidation”, the Company evaluated and determined Dr. Tang to be the primary beneficiary of ZFX and Shanghai Pujiang because Dr. Tang is most closely associated with the ZFX and Shanghai Pujiang. The Company and both entities are not inter-dependent on the operations of each other.  The profits or losses for ZFX and Shanghai Pujian are for the benefit to Dr. Tang and other shareholders not related to the Company. The Company also evaluated the remaining affiliated entities under ASC 810 and because the Company does not guarantee the debt, the holders of the equity were at risk and therefore determined to be the primary beneficiary.